Fees Summary	Nov. 04, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 499,610,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,996.14
Total Offset Amount	0.00
Net Fee	$ 68,996.14
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Final Prospectus	true